Intangible assets and Goodwill (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense
2013	$ 84,274
2014	79,533
2015	72,016
2016	70,050
2017	66,667
Thereafter	271,111
Amortizable intangible assets	$ 643,651